Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations [Abstract]
Discontinued Operations
Note 19 – Discontinued Operations

Further to that mentioned in Note 1(B), the sale of the Company’s PCB business unit was completed in 2017. The Company received a gross amount of $32 million as a result of the acquisition, from which an amount of $2 million was deducted in respect of acquisition expenses and working capital adjustments. As a result of the sale the Company recognized a capital gain in the amount of $ 12.8 million.

Accordingly, the activities of the PCB business have been segregated and reported as discontinued operations in the consolidated statements of operations for the prior periods presented.

The following table presents a reconciliation of the major classes of line items constituting pretax profit from discontinued operations to after-tax profit reported in discontinued operations for the years ended December 31, 2017 and 2016:
	Year Ended December 31,
	2017	2016
	U.S. Dollars (In thousands)
Results of discontinued operation:
Total revenues	36,447	30,295

Total cost of revenues	21,368	18,831

Research and development costs	(3,228)	(3,266)
Selling, general and administrative expenses	(6,260)	(3,601)
Financial expenses, net	(96)	(147)
Gain on sale of discontinued operation	12,807	-

Income from discontinued operations before taxes	18,302	4,450

Income tax expense	(6,028)	(585)

Net income from discontinued operations	12,274	3,865

	Year Ended December 31,
	2017	2016
	U.S. Dollars (In thousands)
Cash flows from discontinued operation
Net cash used in operating activities *	(11,247)	(758)
Net cash provided by (used in) investing activities**	29,854	(164)
Net cash provided by financing activities	-	-
Net cash provided by (used in) discontinued operations	18,607	(922)

*Including adjustment for the gain from sale of the discontinued operation in the amount of $12,807 in 2017.
**Including net proceeds from the sale of the discontinued operation of $29,967 in 2017.

December 31,
2017
U.S. Dollars (In thousands)
Effect of disposal on the financial position of the Company as at the transaction date

Trade and other receivables	16,526
Inventories	11,219
Fixed and intangible assets	763
Trade payables	(4,426)
Other payables	(6,922)

Net assets and liabilities	17,160
Net cash consideration	29,967
Gain on sale of discontinued operation	12,807